Accounts Payable (Details) - Schedule of composition of accounts payable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Composition of Accounts Payable [Abstract]
Trade payables	$ 2	$ 2
Accrued expenses	185	229
Total accounts payable	$ 187	$ 231